Consolidated balance sheet (Parenthetical) - shares shares in Millions	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, shares authorized (in shares)	1,041	1,039
Common shares issued (in shares)	1,041	1,039
Common shares outstanding (in shares)	1,041	1,039